Annual Total Returns - Fidelity® Equity-Income Fund [BarChart] - 01.31 Fidelity Equity-Income Fund Retail PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Retail Class	Apr. 01, 2022
Bar Chart Table:
Annual Return 2012	17.23%
Annual Return 2013	27.68%
Annual Return 2014	8.68%
Annual Return 2015	(3.52%)
Annual Return 2016	17.38%
Annual Return 2017	13.36%
Annual Return 2018	(8.41%)
Annual Return 2019	27.90%
Annual Return 2020	6.78%
Annual Return 2021	24.38%